As filed with the Securities and Exchange Commission on May 12, 2006

                                                              File No. 333-69365
                                                               File No. 811-9165

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]
                           Pre-Effective Amendment No.                      [ ]
                         Post-Effective Amendment No. 14                    [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
                                Amendment No. 16                            [X]

                            KELMOORE STRATEGIC TRUST
               (Exact Name of Registrant as Specified on Charter)

                        2465 E. Bayshore Road, Suite 300
                           Palo Alto, California 94303
          (Address of Principal Executive Offices, including Zip Code)

                                 (800) 486-3717
                         (Registrant's Telephone Number)

                            Matthew Kelmon, President
                            Kelmoore Strategic Trust
                        2465 E. Bayshore Road, Suite 300
                           Palo Alto, California 94303
           (Name and Address of Agent for Service, including Zip Code)

                                   Copies to:
                               Douglas Dick, Esq.
                                   Dechert LLP
                        4675 MacArthur Court, Suite 1400
                          Newport Beach, CA 92660-8842

It is proposed that this filing will become effective (check appropriate box).

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ] on _________ pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
     [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following :

     [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                               EXPLANATORY COMMENT


The purpose of this Post-Effective Amendment No. 14 to Kelmoore Strategic Trust's Registration Statement on Form N-1A is to designate May 17, 2006 as the new effective date for the Registrant's previously filed Post-Effective Amendment No. 13. The prospectuses, statement of additional information (SAI), and Part C for this Post-Effective Amendment No. 14 are identical to those filed in Post-Effective Amendment No. 13, and the prospectuses, SAI, and Part C are incorporated herein in their entirety by reference to those filed in Post-Effective Amendment No. 13.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 14 Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Palo Alto and State of California on the 12th day of May, 2006.


                                                  KELMOORE STRATEGIC TRUST
                                                  (Registrant)

                                                  /s/ Matthew Kelmon
                                                  -----------------------------
                                                  By: Matthew Kelmon, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of the Kelmoore Strategic Trust has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                       TITLE                              DATE

/s/ Matthew Kelmon              President and                      May 12, 2006
--------------------------      and Trustee
Matthew Kelmon


/s/ Shawn Young                 Treasurer and                      May 12, 2006
--------------------------      Chief Financial Officer
Shawn K. Young


/s/ Jeffrey Ira*                Trustee and Chairman               May 12, 2006
--------------------------      of the Board
Jeffrey Ira


/s/ Kenneth D. Treece*          Trustee                            May 12, 2006
--------------------------
Kenneth D. Treece


/s/ Ignatius J. Panzica*        Trustee                            May 12, 2006
--------------------------
Ignatius J. Panzica


/s/ Stephen W. Player*          Trustee                            May 12, 2006
--------------------------
Stephen W. Player


*By: /s/ Matthew Kelmon
     --------------------------
     Matthew Kelmon,
     as Attorney-in-Fact